Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 595,818	$ 609,261
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	11,961	10,951
Equity in earnings of real estate joint venture	(50,130)	(53,324)
Distributions from real estate joint venture	46,800	49,500
Changes in assets and liabilities:
Other assets	1,386	21,728
Incentive management fee payable to General Partners	18,717	(20,918)
Property management fees payable	505	134
Customer deposits and other liabilities	12,709	17,817
Net cash provided by operating activities	637,766	635,149
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	(21,016)	(5,533)
Net cash used in investing activities	(21,016)	(5,533)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(730,880)	(731,445)
Net cash used in financing activities	(730,880)	(731,445)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(114,130)	(101,829)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	560,140	715,441
CASH AND CASH EQUIVALENTS AT END OF PERIOD	446,010	613,612
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	242,424	242,424